Description Of Business And Significant Accounting Policies (Disaggregation Of Revenue) (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 563,000	$ 1,390,000	$ 1,526,000	$ 2,562,000	$ 4,911,000	$ 5,871,000
Crude Oil [Member]
Disaggregation of Revenue [Line Items]
Revenue	558,000	1,384,000	1,517,000	2,549,000	4,884,000	5,840,000
Saltwater Disposal Fees [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 5,000	$ 6,000	9,000	$ 13,000	27,000	31,000
Natural Gas Imbalances [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 0		$ 0	$ 0